SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Salaries and benefits	$ 241,614	$ 265,908
Other SG&A	$ 207,825	$ 223,364